Nonparticipant-Directed Investments	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Nonparticipant-Directed Investment [Line Items]
Nonparticipant-Directed Investments	Nonparticipant-Directed Investments
Nonparticipant-directed investments are put into participants’ accounts by the employer (matching contribution, fixed profit sharing contribution, and discretionary profit sharing contribution). Employees do not get to select or direct into which funds or investments the employer contributions are deposited.
Information about the net assets and the significant components of the changes in net assets relating to the nonparticipant-directed investments is as follows:

	December 31,
	2025	2024
Net assets
1st Source Corporation common stock	$158	$—
Mutual funds	83,810,842	73,529,325
Money market funds	241,334	—
Total net assets - nonparticipant-directed investments	$84,052,334	$73,529,325

Year Ended December 31, 2025
Changes in net assets
Interest and dividends	$3,287,232
Employer contributions	5,310,150
Net appreciation in fair value of investments	7,676,955
Benefits paid to participants	(5,751,328)
Total changes in net assets - nonparticipant-directed investments	$10,523,009